Shareholders' equity - Summary of Preferred Dividends Paid (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2025
Class of Stock [Line Items]
Preferred dividends	$ 243	$ 194	$ 235
Series A Preferred Stock
Class of Stock [Line Items]
Depositary shares per share	1.00%
Dividend paid per share (usd per share)	$ 5,172.19	$ 6,143.97	$ 5,866.23
Preferred dividends	$ 26	$ 30	$ 29
Series D Preferred Stock
Class of Stock [Line Items]
Depositary shares per share	1.00%
Dividend paid per share (usd per share)			$ 6,339.2
Preferred dividends			$ 42
Total dividend	$ (5)
Deferred fees for preferred stock redemption			$ 10
Series F Preferred Stock
Class of Stock [Line Items]
Depositary shares per share	1.00%
Dividend paid per share (usd per share)	$ 4,625	$ 4,625	$ 4,625
Preferred dividends	$ 46	$ 46	$ 46
Series G Preferred Stock
Class of Stock [Line Items]
Depositary shares per share	1.00%
Dividend paid per share (usd per share)	$ 4,700	$ 4,700	$ 4,700
Preferred dividends	$ 58	$ 47	$ 47
Deferred fees for preferred stock redemption				$ 10
Series H Preferred Stock
Class of Stock [Line Items]
Depositary shares per share	1.00%
Dividend paid per share (usd per share)	$ 3,700	$ 3,700	$ 3,700
Preferred dividends	$ 22	$ 22	$ 22
Series I Preferred Stock
Class of Stock [Line Items]
Depositary shares per share	1.00%
Dividend paid per share (usd per share)	$ 3,750	$ 3,750	$ 3,750
Preferred dividends	$ 49	$ 49	$ 49
Series J Preferred Stock
Class of Stock [Line Items]
Depositary shares per share	1.00%
Dividend paid per share (usd per share)	$ 3,325
Preferred dividends	$ 16
Series K Preferred Stock
Class of Stock [Line Items]
Depositary shares per share	0.03%
Dividend paid per share (usd per share)	$ 4,715
Preferred dividends	$ 23
Series L Preferred Stock
Class of Stock [Line Items]
Depositary shares per share	1.00%
Dividend paid per share (usd per share)	$ 1,652.78
Preferred dividends	$ 8